Marketable Securities	9 Months Ended
Sep. 30, 2012
Marketable Securities [Abstract]
Marketable Securities

7. Marketable Securities

The Company invests in short-term and long-term agency, municipal, corporate commercial paper and other debt securities. The securities are categorized as held-to-maturity and are recorded at amortized cost. Categorization as held-to-maturity is based on the Company’s ability and intent to hold these securities to maturity. Information regarding the Company’s short-term and long-term marketable securities as of September 30, 2012 is as follows:

	September 30, 2012
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(in thousands, unaudited)
U.S. government agency securities	$20,011	$2	$(1)	$20,012
Corporate debt securities	12,487	22	(8)	12,501
Commercial paper	2,499	—	(5)	2,494
U.S. municipal securities	11,662	3	(5)	11,660
Certificates of deposit/time deposits	4,696	—	(4)	4,692

Total marketable securities	$51,355	$27	$(23)	$51,359

Fair values for the U.S. municipal and corporate debt securities are primarily determined based on quoted market prices (Level 1). Fair values for the U.S. government agency securities, certificates of deposit and commercial paper are primarily determined using dealer quotes or quoted market prices for similar securities (Level 2).

The Company tests for other than temporary losses on a quarterly basis and has considered the unrealized losses indicated above to be temporary in nature. The Company intends, and has the ability, to hold the investments to maturity and recover the full principal.

Classification of marketable securities as current or non-current is based upon the security’s maturity date as of the date of these financial statements.

7. Marketable Securities (continued)

The September 30, 2012 balance of held-to-maturity debt securities by contractual maturity is shown in the following table at amortized cost. Actual maturities may differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

September 30, 2012
(in thousands, unaudited)
Due in one year or less	$21,704
Due after one year through three years	29,651

Total marketable securities	$51,355